Financial Assets and Financial Liabilities (Trade and Other Receivables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables	¥ 120,739	¥ 82,044
Less: impairment provision	0	(54)
Trade receivables	120,739	81,990
Amounts due from related parties excluded prepayments	1,521,187	2,219,007
Subtotal	1,641,926	2,300,997
Other receivables	26,101	105,803
Trade and other current receivables	¥ 1,668,027	¥ 2,406,800